Average Annual Total Returns - GABELLI INTERNATIONAL SMALL CAP FUND	Apr. 30, 2021
MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.25%
5 Years	12.26%
10 Years	9.13%
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.34%
5 Years	9.40%
10 Years	7.85%
Lipper Global Multi-Cap Growth Fund Classification
Average Annual Return:
1 Year	33.26%
5 Years	15.36%
10 Years	11.60%
Class C Shares
Average Annual Return:
1 Year	18.19%
5 Years	7.98%
10 Years	5.65%
Class A Shares
Average Annual Return:
1 Year	12.28%
5 Years	7.23%
10 Years	5.68%
Class AAA Shares
Average Annual Return:
1 Year	19.16%
5 Years	8.99%
10 Years	6.55%
Class AAA Shares | After Taxes on Distributions
Average Annual Return:
1 Year	18.97%
5 Years	5.22%
10 Years	4.68%
Class AAA Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.53%
5 Years	6.47%
10 Years	5.00%
Class I Shares
Average Annual Return:
1 Year	19.11%
5 Years	9.23%
10 Years	6.91%